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            [FARMERS NEW WORLD LIFE INSURANCE COMPANY(R) LETTERHEAD]



February 24, 2006



Dear Farmers Client:

I am pleased to provide you with the annual fund reports for the investment options offered by your Farmers Variable Life or Annuity policy. These reports provide an update on each portfolio's performance as of December 30, 2005. Portfolio performance does not take into account the fees charged by the policy; if these fees had been included, the performance would have been lower. As always, past performance cannot predict or guarantee future returns.

I hope that you find the enclosed information helpful. If you have any questions concerning your policy or contract, please do not hesitate to call your Farmers Insurance and Financial Services Agent or our Service Center toll-free at (877) 376-8008.

We appreciate and value your business, and look forward to serving you in the future.


Sincerely,



/s/ Harris Mortensen
Harris Mortensen
Director of Annuities and
  Variable Products


The following documents accompany this letter to contract owners and are hereby incorporated by reference:

Document 1. The Annual Report of Calvert Variable Series, Inc. dated December 30, 2005, that was filed with the Securities and Exchange Commission on March 8, 2006 (File No. 811-03591).

Document 2. The Annual Report of Dreyfus Variable Investment Fund dated December 30, 2005, that was filed with the Securities and Exchange Commission on February 16, 2006 (File No. 811-05125).

Document 3. The Annual Report of Dreyfus Socially Responsible Growth Fund, Inc. dated December 30, 2005, that was filed with the Securities and Exchange Commission on February 16, 2006 (File No. 811-07044).

Document 4. The Annual Report of Fidelity Variable Insurance Products Funds dated December 30, 2005, that was filed with the Securities and Exchange Commission on February 28, 2006 (File No. 811-05511).

Document 5. The Annual Report of Franklin Templeton Variable Insurance Products Trust dated December 30, 2005, that was filed with the Securities and Exchange Commission on February 27, 2006 (File No. 811-05583).

Document 6. The Annual Report of Goldman Sachs Variable Insurance Trust dated December 30, 2005, that was filed with the Securities and Exchange Commission on March 2, 2006 (File No. 811-08361).

Document 7. The Annual Report of Janus Aspen Series dated December 30, 2005, that was filed with the Securities and Exchange Commission on February 24, 2006 (File No. 811-07736).

Document 8. The Annual Report of PIMCO Variable Insurance Trust dated December 30, 2005, that was filed with the Securities and Exchange Commission on March 9, 2006 (File No. 811-08399).

Document 9. The Annual Report of Scudder Variable Series I dated December 30, 2005, that was filed with the Securities and Exchange Commission on March 3, 2006 (File No. 811-04257).

Document 10. The Annual Report of Scudder Variable Series II dated December 30, 2005, that was filed with the Securities and Exchange Commission on March 3, 2006 (File No. 811-05002).

Document 11. The Annual Report of WM Variable Trust dated December 30, 2005, that was filed with the Securities and Exchange Commission on March 3, 2006 (File No. 811-07462).

            [FARMERS NEW WORLD LIFE INSURANCE COMPANY(R) LETTERHEAD]



February 24, 2006




Dear Farmers Client:

I am pleased to provide you with the annual fund reports for the investment options offered by your Farmers LifeAccumulator Variable Life policy. These reports provide an update on each portfolio's performance as of December 30, 2005. Portfolio performance does not take into account the fees charged by the policy. If these fees had been included, the performance would have been lower. As always, past performance cannot predict or guarantee future returns.

I hope that you find the enclosed information helpful. If you have any questions concerning your policy or contract, please do not hesitate to call your Farmers Insurance and Financial Services Agent or our Service Center toll-free at (877) 376-8008.

We appreciate and value your business, and look forward to serving you in the future.


Sincerely,



/s/ Harris Mortensen
Harris Mortensen
Director of Annuities and
  Variable Products


The following documents accompany this letter to contract owners and are hereby incorporated by reference:

Document 1. The Annual Report of Fidelity Variable Insurance Products Funds dated December 30, 2005, that was filed with the Securities and Exchange Commission on February 28, 2006 (File No. 811-05511).

Document 2. The Annual Report of Franklin Templeton Variable Insurance Products Trust dated December 30, 2005, that was filed with the Securities and Exchange Commission on February 27, 2006 (File No. 811-05583).

Document 3. The Annual Report of Goldman Sachs Variable Insurance Trust dated December 30, 2005, that was filed with the Securities and Exchange Commission on March 2, 2006 (File No. 811-08361).

Document 4. The Annual Report of Janus Aspen Series dated December 30, 2005, that was filed with the Securities and Exchange Commission on February 24, 2006 (File No. 811-07736).

Document 5. The Annual Report of Scudder Investments VIT Funds dated December 30, 2005, that was filed with the Securities and Exchange Commission on March 3, 2006 (File No. 811-07507).

Document 6. The Annual Report of Scudder Variable Series II dated December 30, 2005, that was filed with the Securities and Exchange Commission on March 3, 2006 (File No. 811-05002).

Document 7. The Annual Report of WM Variable Trust dated December 30, 2005, that was filed with the Securities and Exchange Commission on March 3, 2006 (File No. 811-07462).